Warrants (Details) - USD ($)									2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 06, 2023	Mar. 02, 2023	Feb. 14, 2023	Feb. 13, 2023	Jul. 28, 2022	Feb. 22, 2022	Feb. 02, 2022	Jan. 25, 2022	Apr. 06, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 13, 2023	Jul. 09, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					8,333,334
Common stock aggregate shares															87,797
Warrant exercise price (in Dollars per share)										$ 5.36		$ 5.36	$ 5.36
Aggregate amount (in Dollars)															$ 326,675
Shares of common stock				2,888,600	238,096
Warrants outstanding															48,246
Fair value (in Dollars)										$ (92,561)			$ (8,260,735)
Issuance of common stock										6,297,303		6,297,303	6,297,303		682,882		8,572	282,039
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)										$ 402.5	$ 402.5	$ 402.5	$ 402.5	$ 402.5
Public warrant price per share (in Dollars per share)													$ 0.01		$ 0.01
Warrants shares																1,688,598
Public Warrants [Member] | IPO [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										10,511,597		10,511,597	10,511,597		10,511,597
Common stock aggregate shares													300,332		300,332
Warrant exercise price (in Dollars per share)										$ 402.5		$ 402.5	$ 402.5		$ 402.5
Warrant expiration date										Jan. 10, 2027		Jan. 10, 2027	Jan. 10, 2027		Jan. 10, 2027
Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										4,792		4,792	4,792
Warrant exercise price (in Dollars per share)										$ 93.8	93.8	$ 93.8	$ 93.8	93.8
Warrant expiration date										Jan. 31, 2027		Jan. 31, 2027	Jan. 31, 2027		Jan. 31, 2027
Aggregate amount (in Dollars)													$ 326,675
Class A Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										73,905		73,905	73,905		73,905
Warrant exercise price (in Dollars per share)								$ 115.15		$ 115.15	115.15	$ 115.15	$ 115.15	115.15	$ 115.15
Warrant expiration date										Jul. 25, 2027		Jul. 25, 2027	Jul. 25, 2027		Jul. 25, 2027
Public warrant price per share (in Dollars per share)								105
Aggregate amount (in Dollars)													$ 3,600,000		$ 3,634,262
Pre Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock															36,959
Warrant exercise price (in Dollars per share)															$ 0.00035
Public warrant price per share (in Dollars per share)						$ 12.94
Warrants shares						36,959
Class A Placement Agent Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										10,347		10,347	10,347		10,347
Warrant exercise price (in Dollars per share)										$ 115.15	115.15	$ 115.15	$ 115.15	115.15	$ 115.15
Warrant expiration date										Jul. 25, 2027		Jul. 25, 2027	Jul. 25, 2027		Jul. 25, 2027
Aggregate amount (in Dollars)													$ 500,000		$ 508,797
Class B Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					238,095					8,333,334		8,333,334	8,333,334		8,333,334
Common stock aggregate shares													238,095		238,095
Warrant exercise price (in Dollars per share)					$ 21					$ 21	21	$ 21	$ 21	21	$ 21
Warrant expiration date										Jul. 28, 2027		Jul. 28, 2027	Jul. 28, 2027		Jul. 28, 2027
Aggregate amount (in Dollars)													$ 4,500,000		$ 4,490,457
Class B Placement Agent Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					16,667					16,667		16,667	16,667		16,667
Warrant exercise price (in Dollars per share)					$ 26.25					$ 26.25	26.25	$ 26.25	$ 26.25	26.25	$ 26.25
Warrant expiration date										Jul. 25, 2027		Jul. 25, 2027	Jul. 25, 2027		Jul. 25, 2027
Aggregate amount (in Dollars)													$ 300,000		$ 310,137
Warrant [Member]
Warrants (Details) [Line Items]
Public warrant price per share (in Dollars per share)							$ 5,073
Warrants shares							54			4,738		4,738	4,738
Class A Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										36,959		36,959	36,959
Warrant exercise price (in Dollars per share)								0.00035		$ 0.00035		$ 0.00035	$ 0.00035
Public warrant price per share (in Dollars per share)						$ 12.94		$ 104.99965
Warrants shares						36,959
Class C Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock			336,400
Warrant exercise price (in Dollars per share)			$ 0.0001	$ 4.8299
Public warrant price per share (in Dollars per share)	$ 14.34	$ 16	$ 3.3	0.0001					$ 33.64
Shares of common stock									336,400
Warrants outstanding
Class C Pre-Funded Warrants [Member] | Note Warrant [Member]
Warrants (Details) [Line Items]
Warrants outstanding													0
Class C Common Stock Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock										6,450,000		6,450,000	6,450,000
Warrant exercise price (in Dollars per share)				$ 4.83						$ 5.36	$ 5.36	$ 5.36	$ 5.36	$ 5.36
Warrant expiration date										Feb. 14, 2028		Feb. 14, 2028	Feb. 14, 2028
Aggregate amount (in Dollars)													$ 13,996,500
Warrants shares										5,962,840		5,962,840	5,962,840
Shares of common stock				6,450,000								2,385,137
Fair value (in Dollars)										$ 100,000			$ 8,300,000
Issuance of common stock										2,385,137		2,385,137	2,385,137
Warrants outstanding										487,160		487,160	487,160
Fair value (in Dollars)										$ 200,000		$ 200,000	$ 200,000
Class C Common Stock Warrant [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)										$ 0.4		$ 0.4	$ 0.4
Fair value (in Dollars)													$ 14,000,000
Minimum [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Exceeds price per share (in Dollars per share)										$ 630		$ 630	$ 630		$ 630
Sub Series A-1 Preferred Stock [Member] | Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock															4,792
Warrant exercise price (in Dollars per share)															$ 93.8
Common Stock [Member]
Warrants (Details) [Line Items]
Issuance of common stock										6,297,303		6,297,303	6,297,303		682,882			282,039
Common Stock [Member] | Class C Common Stock Warrant [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)										$ 0.4		$ 0.4	$ 0.4
Warrant [Member]
Warrants (Details) [Line Items]
Public warrant price per share (in Dollars per share)							$ 5,073
Warrants shares							54								4,738